The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2021:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$703,474,231	$188,343	$-	$703,662,574
Investment Companies	15,876,305	-	-	15,876,305
Real Estate Investment Trusts	16,389,469	-	-	16,389,469
Short Term Investments	6,427,003	-	-	6,427,003
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	69,355,879
Total Investments in Securities	$742,167,008	$188,343	$-	$811,711,230

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,723,523	$5,698,947	$-	$7,422,470
Consumer Discretionary	3,841,677	6,544,127	-	10,385,804
Consumer Staples	1,080,769	5,365,740	-	6,446,509
Energy	855,877	3,222,297	-	4,078,174
Financials	1,580,071	9,585,690	-	11,165,761
Health Care	486,358	2,770,682	-	3,257,040
Industrials	376,323	4,298,835	-	4,675,158
Information Technology	232,112	20,344,179	-	20,576,291
Materials	958,265	8,021,404	-	8,979,669
Real Estate	-	917,649	-	917,649
Utilities	116,995	1,581,580	-	1,698,575
Total Common Stocks	11,251,970	68,351,130	-	79,603,100
Investment Companies	3,480,009	-	-	3,480,009
Preferred Stocks
Consumer Staples	-	224,731	-	224,731
Energy	-	295,197	-	295,197
Financials	50,435	325,873	-	376,308
Information Technology	-	428,962	-	428,962
Materials	-	285,510	-	285,510
Utilities	-	151,631	-	151,631
Total Preferred Stocks	50,435	1,711,904	-	1,762,339
Short Term Investments	3,917	-	-	3,917
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	90,075
Total Investments in Securities	$14,786,331	$70,063,034	$-	$84,939,440

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$103,930,077	$28,919	$3,866	$103,962,862
Investment Companies	4,232,477	-	-	4,232,477
Real Estate Investment Trusts	6,953,499	-	-	6,953,499
Short Term Investments	1,726,729	-	-	1,726,729
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	24,171,240
Total Investments in Securities	$116,842,782	$28,919	$3,866	$141,046,807

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2021				3,866
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of December 31, 2021				$3,866
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at December 31, 2021.				$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$158,387	$4,322,685	$-	$4,481,072
Consumer Discretionary	676,960	19,546,807	-	20,223,767
Consumer Staples	2,265,499	13,788,043	-	16,053,542
Energy	927,699	2,855,009	-	3,782,708
Financials	5,466,692	19,353,872	-	24,820,564
Health Care	381,132	18,278,764	-	18,659,896
Industrials	1,537,813	20,854,977	-	22,392,790
Information Technology	2,139,950	10,735,461	-	12,875,411
Materials	1,499,538	9,378,436	-	10,877,974
Real Estate	255,488	549,666	-	805,154
Utilities	398,124	1,301,222	-	1,699,346
Total Common Stocks	15,707,282	120,964,942	-	136,672,224
Investment Companies	1,756,276	-	-	1,756,276
Participatory Notes	-	159,263	-	159,263
Preferred Stocks
Consumer Discretionary	-	670,313	-	670,313
Health Care	-	298,942	-	298,942
Materials	-	177,050	-	177,050
Total Preferred Stocks	-	1,146,305	-	1,146,305
Real Estate Investment Trusts	98,425	585,168	-	683,593
Short Term Investments	472	-	-	472
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	376,170
Total Investments in Securities	$17,562,455	$122,855,678	$-	$140,794,303

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Rights
Balance as of April 1, 2021				$3,326
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(3,326)
Transfers into/(out of) Level 3				-
Balance as of December 31, 2021				$-
Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at December 31, 2021.				$-

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$9,504,418	$-	$9,504,418
Collateralized Mortgage Obligations	-	32,159,338	-	32,159,338
Corporate Obligations	-	56,466,083	-	56,466,083
Foreign Government Debt Obligations	-	6,259,982	-	6,259,982
Mortgage Backed Securities - U.S. Government Agency	-	62,542,756	-	62,542,756
Municipal Debt Obligations	-	3,042,415	-	3,042,415
U.S. Treasury Obligations	-	68,737,724	-	68,737,724
Total Fixed Income	-	238,712,716	-	238,712,716
Short Term Investments	6,438,214	-	-	6,438,214
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	18,298,224
Total Investments in Securities	$6,438,214	$238,712,716	$-	$263,449,154

Other Financial Instruments**
Futures	$(139,495)	$-	$-	$(139,495)
Swaps	-	24,447	-	24,447

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,220,045,083	$-	$-	$1,220,045,083
Short Term Investments	4,165,775	-	-	4,165,775
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	243,366,260
Total Investments in Securities	$1,224,210,858	$-	$-	$1,467,577,118

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$516,058,416	$-	$-	$516,058,416
Short Term Investments	8,076	-	-	8,076
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	131,117,855
Total Investments in Securities	$516,066,492	$-	$-	$647,184,347

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$365,711,478	$-	$-	$365,711,478
Investment Companies	73,572,086	-	-	73,572,086
Real Estate Investment Trusts	8,290,886	-	-	8,290,886
Short Term Investments	77,303,520	-	-	77,303,520
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	31,008,345
Total Investments in Securities	$524,877,970	$-	$-	$555,886,315

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$222,351,096	$-	$-	$222,351,096
Short Term Investments	433	-	-	433
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	27,186,880
Total Investments in Securities	$222,351,529	$-	$-	$249,538,409

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$118,185,709	$-	$-	$118,185,709
Short Term Investments	233	-	-	233
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	20,074,055
Total Investments in Securities	$118,185,942	$-	$-	$138,259,997

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$325,798,136	$-	$-	$325,798,136
Short Term Investments	678,873	-	-	678,873
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	40,763,173
Total Investments in Securities	$326,477,009	$-	$-	$367,240,182

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Short Term Investments	$9,717,107	$195,581,391	$-	$205,298,498
Total Investments in Securities	$9,717,107	$195,581,391	$-	$205,298,498

Other Financial Instruments*
Futures	$1,217,890	$-	$-	$1,217,890
Forward Currency Contracts	$-	$(851,427)	$-	$(851,427)

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$6,079,425	$-	$-	$6,079,425
Short Term Investments	3,859,353	2,754,791	-	6,614,144
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	878,490
Total Investments in Securities	$9,938,778	$2,754,791	$-	$13,572,059

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$45,627,149	$-	$-	$45,627,149
Short Term Investments	691,259	-	-	691,259
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	4,753,027
Total Investments in Securities	$46,318,408	$-	$-	$51,071,435

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$42,593,646	$-	$-	$42,593,646
Investment Companies	42,420,386	-	-	42,420,386
Short Term Investments	22,342,362	12,023,138	-	34,365,500
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	21,184,220
Total Investments in Securities	$107,356,394	$12,023,138	$-	$140,563,752

Other Financial Instruments**
Futures	$202,257	$-	$-	$202,257
Options Written	(158,950)	-	-	(158,950)

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.